Share Purchase Warrants and Stock Options (Details) - Schedule of stock options outstanding	9 Months Ended
Sep. 30, 2021 $ / shares shares
Share Purchase Warrants and Stock Options (Details) - Schedule of stock options outstanding [Line Items]
Number of stock options	10,614,351
Stock Options One [Member]
Share Purchase Warrants and Stock Options (Details) - Schedule of stock options outstanding [Line Items]
Number of stock options	5,000
Exercise price | $ / shares	$ 9
Issuance Date	Nov. 25, 2019
Expiry date	Nov. 25, 2021
Remaining Life	1 month 24 days
Stock Options Two [Member]
Share Purchase Warrants and Stock Options (Details) - Schedule of stock options outstanding [Line Items]
Number of stock options	323,763
Exercise price | $ / shares	$ 0.58
Issuance Date	Feb. 23, 2021
Expiry date	Feb. 23, 2026
Remaining Life	4 years 4 months 24 days
Stock Options Three [Member]
Share Purchase Warrants and Stock Options (Details) - Schedule of stock options outstanding [Line Items]
Number of stock options	482,393
Exercise price | $ / shares	$ 0.58
Issuance Date	Feb. 23, 2021
Expiry date	Feb. 23, 2026
Remaining Life	4 years 4 months 24 days
Stock Options Four [Member]
Share Purchase Warrants and Stock Options (Details) - Schedule of stock options outstanding [Line Items]
Number of stock options	77,587
Exercise price | $ / shares	$ 0.58
Issuance Date	Feb. 23, 2021
Expiry date	Feb. 23, 2026
Remaining Life	4 years 4 months 24 days
Stock Options Five [Member]
Share Purchase Warrants and Stock Options (Details) - Schedule of stock options outstanding [Line Items]
Number of stock options	77,587
Exercise price | $ / shares	$ 0.58
Issuance Date	Feb. 23, 2021
Expiry date	Feb. 23, 2026
Remaining Life	4 years 4 months 24 days
Stock Options Six [Member]
Share Purchase Warrants and Stock Options (Details) - Schedule of stock options outstanding [Line Items]
Number of stock options	3,318,584
Exercise price | $ / shares	$ 0.25
Issuance Date	Jun. 16, 2021
Expiry date	Jun. 16, 2026
Remaining Life	4 years 8 months 12 days
Stock Options Seven [Member]
Share Purchase Warrants and Stock Options (Details) - Schedule of stock options outstanding [Line Items]
Number of stock options	100,603
Exercise price | $ / shares	$ 0.25
Issuance Date	Aug. 11, 2021
Expiry date	Aug. 11, 2026
Remaining Life	4 years 10 months 13 days
Stock Options Eight [Member]
Share Purchase Warrants and Stock Options (Details) - Schedule of stock options outstanding [Line Items]
Number of stock options	6,228,834
Exercise price | $ / shares	$ 0.25
Issuance Date	Aug. 18, 2021
Expiry date	Aug. 18, 2026
Remaining Life	4 years 10 months 17 days